Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Jan. 26, 2015 CAD ($) shares	Feb. 28, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Feb. 29, 2016 CAD ($)
Stockholders' Equity Note [Abstract]
Stock-based Compensation 1		0	0
Stock-based Compensation 3 | shares	25,000
Stock-based Compensation 4	$ 3.40
Stock-based Compensation 5	$ 32,570
Stock-based Compensation 6		$ 0	$ 0
Stock-based Compensation 7		$ 0	$ 0	$ 83,880